Document And Entity Information	Oct. 06, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 06, 2026
Entity Registrant Name	BYLINE BANCORP, INC.
Entity Central Index Key	0001702750
Entity Emerging Growth Company	false
Entity File Number	001-38139
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	36-3012593
Entity Address, Address Line One	180 North LaSalle Street, Suite 300
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60601
City Area Code	773
Local Phone Number	244-7000
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	BY
Security Exchange Name	NYSE